Summary of Significant Accounting Policies - Schedule of Weighted-Average Assumptions Used for Calculating Value of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options Outstanding, Weighted Average Exercise Price, and Additional Disclosures [Abstract]
Risk free interest rate	1.47%
Risk free interest rate	1.89%
Risk free interest rate		1.77%
Dividend yield	0.00%	0.00%
Expected volatility	72.65%
Expected volatility	75.07%
Expected volatility		74.66%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options Outstanding, Weighted Average Exercise Price, and Additional Disclosures [Abstract]
Expected term	5 years	5 years 7 months 6 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options Outstanding, Weighted Average Exercise Price, and Additional Disclosures [Abstract]
Expected term	6 years 1 month 6 days	5 years 9 months 18 days